Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, Authorized	1,500,000,000	1,500,000,000
Common stock, Issued	744,912,078	744,912,078
Common stock, Outstanding	725,502,668	725,591,355
Treasury stock, shares	19,409,410	19,320,723